Note 12 - Investment Securities and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Investment Securities and Other Comprehensive Income/(Loss) [Text Block]
NOTE
12
– INVESTMENT SECURITIES AND OTHER COMPREHENSIVE INCOME (LOSS)

The cost and fair values of investment securities available-for-sale at
December 31, 2016
were as follows:

	December 31, 2016
Note Description	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual Funds	$282,828	$1,501	$-	$284,329